Trade and Other Liabilities - Summary of Trade and Other Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables [abstract]
Trade payables	£ 281	£ 273
Sales return liability	19	27
Deferred income	328	329
Interest payable	13	12
Accruals and other liabilities	402	413
Trade and other payables, current	1,043	1,054
Less: non-current portion
Deferred income	61	62
Accruals and other liabilities	15	21
Trade and other payables, Non-current	£ 76	£ 83